Income taxes	12 Months Ended
Oct. 31, 2025
Major components of tax expense (income) [abstract]
Income taxes [Text Block]

19. Income taxes

(a) The reconciliation of income tax attributed to continuing operations computed at the statutory tax rates to income tax expense is as follows:

	2025	2024	2023
Loss before income taxes	$(668,749)	$(3,062,798)	$(2,691,670)
Statutory tax rate	26.5%	26.5%	26.5%
Expected income tax recovery	$(177,218)	$(811,641)	$(713,293)
Accretion expense and loss (gain) on convertible debentures and derivative liabilities	(285,390)	224,771	283,688
Stock-based compensation	-	1,727	57,761
Non-deductible (non-taxable) expenses and financing costs	8,746	239,387	(13,660)
Effect of changes in exchange rates	61,744	30,403	74,714
Other	9,382	-	-
Change in deferred tax assets not recognized	382,736	315,353	310,790
	$-	$-	$-

(b) Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	2025	2024	2023
Non-capital losses	$9,579,099	$9,163,035	$8,833,940
Capital losses	158,010	159,162	159,671
Property, equipment, patents and deferred costs	1,559,553	1,591,255	1,605,743
	$11,296,662	$10,913,452	$10,599,354
Deferred tax asset not recognized	(11,296,662)	(10,913,452)	(10,599,354)
	$-	$-	$-

As at October 31, 2025 and 2024, the Company assessed that it is not probable that sufficient taxable profit will be available to use deferred income tax assets based on operating losses in prior years; therefore, there are no balances carried in the consolidated statements of financial position for such assets.

(c) The Company has non-capital losses of approximately $36 million available to reduce future taxable income, the benefit of which has not been recognized in these consolidated financial statements. As at October 31, 2025, the tax losses expire as follows:

	Canada	United States	Total
2026	$1,713,894	$-	$1,713,894
2027	1,441,250	-	1,441,250
2028	-	-	-
2029	1,477,090	143,721	1,620,811
2030	1,992,980	1,880,897	3,873,877
2031	1,200,708	18,526	1,219,234
2032	1,330,697	325,793	1,656,490
2033	1,612,936	157,463	1,770,399
2034	2,333,371	679,089	3,012,460
2035	2,636,912	570,901	3,207,813
2036	3,094,565	441,019	3,535,584
2037	2,477,289	232,714	2,710,003
2038	1,674,739	317	1,675,056
2039	1,498,126	-	1,498,126
2040	504,648	-	504,648
2041	874,389	-	874,389
2042	1,241,057	-	1,241,057
2043	1,474,043	-	1,474,043
2044	1,329,031	-	1,329,031
2045	1,789,382	-	1,789,382
	$31,697,105	$4,450,440	$36,147,545

(d) In addition, the Company has available capital loss carryforwards of approximately $1.2 million to reduce future taxable capital gains, the benefit of which has not been recognized in these consolidated financial statements. Capital losses carry forward indefinitely.